Significant Accounting Policies - Additional information (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment agreement ¥ / shares	Dec. 31, 2022 USD ($) segment agreement	Dec. 31, 2021 CNY (¥) agreement	Dec. 31, 2020 CNY (¥) agreement	Dec. 31, 2022 USD ($)
Significant Accounting Policies
Cash and cash equivalents	¥ 568,192		¥ 533,293		$ 82,400
Total percentage of cash and cash equivalents	73.20%		44.60%		73.20%
Number of lien arrangements | agreement	0	0	0	0
Restricted cash	¥ 10,323		¥ 4,155		$ 1,497
Investment income from its short term investments	2,200		500	¥ 1,200
Impairment charges	¥ 0		¥ 0	¥ 0
Weighted average contract period	121 days	121 days	117 days	124 days
Recognized revenue	¥ 12,500		¥ 11,000	¥ 9,900
Revenue remaining performance obligation	0		0	0
Advertising and promotional expenses	228,200		360,200	127,400
Lease liabilities	26,567		31,005
Lease liabilities due within one year	18,372		13,929		2,664
Lease liabilities	8,195		17,076		$ 1,188
Finance lease	0		0
Unrecognized uncertain tax positions	¥ 0		0	0
Exchange rate	6.8972				6.8972
Income tax examination likelihood of settlement	The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.	The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.
Annual Appropriation To Reserve Percent	10.00%				10.00%
Threshold limit for reserve appropriation	50.00%				50.00%
Number of Operating Segments | segment	1	1
Number of Reportable Segments | segment	1	1
Exercise price of fair value grant date price | ¥ / shares	¥ 0
Share-based compensation expense	¥ 29,233	$ 4,238	¥ 37,359	50,741
11 financial institutions
Significant Accounting Policies
Percentage of cash and cash equivalents held financial institution			49.00%
12 financial institutions
Significant Accounting Policies
Percentage of short term investments held financial institution	64.00%	64.00%
Single financial institution
Significant Accounting Policies
Percentage of cash and cash equivalents held financial institution			18.00%
Percentage of short term investments held financial institution	26.00%	26.00%
PRC Contribution Plan
Significant Accounting Policies
Employee benefit expenses	¥ 53,900		¥ 57,200	38,500
Statutory reserves
Significant Accounting Policies
Appropriation to statutory reserves	529		0	¥ 0
Alipay and WeChat Pay
Significant Accounting Policies
Cash and cash equivalents	8,600		11,300
Subsidiaries
Significant Accounting Policies
Cash and cash equivalents	415,600		¥ 237,800
Bank balance
Significant Accounting Policies
Restricted cash	10,300
Credit cards and overseas operating lease
Significant Accounting Policies
Restricted cash	2,500
Local authorities
Significant Accounting Policies
Restricted cash	¥ 7,800